BORROWINGS AND OTHER FINANCING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
BORROWINGS AND OTHER FINANCING ARRANGEMENTS
Schedule of bank borrowings

	At December 31,
	2021	2022
Long-term borrowings, current portion	—	1,007,886
Long-term borrowings	61,510	22,518,272
Total borrowings from bank and other third parties	$61,510	$23,526,158

Schedule of future minimum payments required under the finance lease

USD
Years ended December 31,
2023	$4,520,059
2024	1,188,020
2025	1,087,426
2026	846,110
2027	829,884
2028 and later	—
Total minimum lease payments	8,471,499
Less: Amount representing interest	(873,868)
Present value of net minimum lease payments	7,597,631
Current portion	4,337,287
Non-current portion	$3,260,344

Schedule of components of failed sale-lease back and finance lease liabilities

USD
Years ended December 31,
2023	$4,520,059
2024	1,188,020
2025	1,087,426
2026	846,110
2027	829,884
2028 and later	—
Total minimum lease payments	8,471,499
Less: Amount representing interest	(873,868)
Present value of net minimum lease payments	7,597,631
Current portion	4,337,287
Non-current portion	$3,260,344

Schedule of future minimum payments required under the lease loan contract

USD
Years ended December 31,
2023	$2,191,432
2024	1,183,546
2025	1,183,546
2026	1,183,546
2027	1,183,546
2028 and later	38,245,351
Total minimum lease loan payments	45,170,967
Less: Amount representing interest	(21,782,777)
Present value of net minimum lease loan payments	$23,388,190

Schedule of future minimum payments required under the failed sale-lease back

USD
Years ended December 31,
2023	$5,983,227
2024	5,212,979
2025	5,237,385
2026	3,113,914
2027	867,248
2028 and later	49,131
Total minimum lease payments	20,463,884
Less: Amount representing interest	(3,105,733)
Present value of net minimum lease payments	17,358,151
Current portion	5,655,990
Non-current portion	$11,702,161

	At December 31,
	2021	2022
Current portion of finance lease	$4,654,284	$4,337,287
Current portion of failed sale and lease back	6,712,423	5,655,990
Total current portion of failed sale-lease back and finance lease	11,366,707	9,993,277

Non-current portion for finance lease	9,533,475	3,260,344
Non-current portion for failed sale and lease back	20,383,449	11,702,161
Total non-current portion of failed sale-lease back and finance lease	$29,916,924	$14,962,505